Equity (Summary of Restricted Stock and Goal-Based Stock Activity) (Detail) - Restricted Stock - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested beginning (in shares)	1,043	886	855
Granted (in shares)	534	454	372
Vested (in shares)	(316)	(287)	(301)
Cancelled and forfeited (in shares)	(53)	(10)	(40)
Nonvested ending (in shares)	1,208	1,043	886
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Nonvested beginning, Weighted Average Grant Date Fair Value (in dollars per share)	$ 73.32	$ 71.40	$ 66.16
Granted, Weighted Average Grant Date Fair Value (in dollars per share)	72.92	74.24	71.67
Vested, Weighted Average Grant Date Fair Value (in dollars per share)	73.59	68.90	56.83
Cancelled and forfeited, Weighted Average Grant Date Fair Value (in dollars per share)	74.25	72.37	71.75
Nonvested ending, Weighted Average Grant Date Fair Value (in dollars per share)	$ 73.03	$ 73.32	$ 71.40